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SmartETFs Smart Transportation & Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																							Smart Transportation & Technology ETF
Accumulated Value		$ 10,000			$ 9,898		$ 10,543		$ 10,275			$ 9,823		$ 7,986		$ 9,438			$ 10,068		$ 10,818		$ 11,725			$ 13,064		$ 12,838		$ 12,914			$ 15,226		$ 16,772		$ 17,203			$ 17,804		$ 17,961		$ 18,269			$ 18,479		$ 18,636		$ 18,800			$ 19,249		$ 18,343		$ 19,603			$ 19,344		$ 19,643		$ 18,088			$ 17,359		$ 17,271		$ 15,643			$ 16,098		$ 14,325		$ 15,958			$ 14,960		$ 13,085		$ 13,979			$ 15,813		$ 14,383		$ 16,456			$ 16,316		$ 17,018		$ 16,218			$ 16,849		$ 18,380		$ 19,015				$ 17,923		$ 16,921		$ 15,038				$ 16,835		$ 18,220		$ 17,042			$ 18,373		$ 19,058		$ 18,532			$ 19,477		$ 19,290	$ 19,064		$ 18,994	$ 19,024	$ 18,423		$ 18,768	$ 18,653	$ 19,106		$ 18,759	$ 17,391	$ 17,621		$ 19,464	$ 20,634
SmartETFs Sustainable Energy II ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Sustainable Energy II ETF
Accumulated Value	$ 10,000			$ 10,361		$ 11,836		$ 12,480			$ 12,374		$ 12,103		$ 12,146			$ 12,241		$ 12,704		$ 12,884			$ 13,383		$ 12,908		$ 13,877			$ 13,273		$ 13,265		$ 11,681			$ 11,875		$ 12,101		$ 10,971			$ 11,425		$ 10,369		$ 11,831			$ 11,613		$ 10,493		$ 11,013			$ 12,480		$ 11,647		$ 12,801			$ 12,323		$ 12,731		$ 12,202			$ 12,214		$ 12,679		$ 12,760			$ 11,566		$ 10,652		$ 9,425			$ 10,482		$ 11,538		$ 10,477			$ 11,036		$ 11,480		$ 11,101			$ 12,123		$ 11,149		$ 11,567				$ 11,559		$ 12,141		$ 11,307				$ 11,158		$ 10,234		$ 10,230			$ 10,048		$ 9,725		$ 9,903			$ 10,692		$ 11,448
SmartETFs Asia Pacific Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																									Asia Pacific Dividend Builder ETF
Accumulated Value			$ 10,000							$ 8,617							$ 8,664							$ 8,943							$ 9,236							$ 10,067							$ 9,429							$ 10,538							$ 11,263							$ 11,953							$ 12,889							$ 12,883							$ 12,019							$ 12,373							$ 10,773								$ 12,220								$ 12,175							$ 11,960							$ 12,963						$ 10,226				$ 11,789				$ 12,735				$ 14,764			$ 16,072	$ 16,484	$ 15,269	$ 16,428	$ 15,616	$ 14,281	$ 12,175	$ 13,649	$ 14,185	$ 14,113	$ 14,123	$ 15,207	$ 15,305	$ 16,098	$ 18,115	$ 17,337	$ 17,370	$ 20,091
SmartETFs Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																									Dividend Builder ETF
Accumulated Value			10,000							9,245							9,640							9,934							10,106							10,543							10,298							10,910							11,567							11,820							12,494							12,619							12,466							13,116							11,976							$ 13,400								$ 13,771								13,986							15,175						12,360				14,255				15,213				17,037			17,718	19,238	19,048	21,059	20,293	18,292	16,860	19,083	20,194	21,151	20,305	22,133	23,445	23,994	26,194	25,089	25,748	$ 27,301
SmartETFs Smart Transportation & Technology ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																							MSCI World Index
Accumulated Value		$ 10,000			$ 10,049		$ 10,350		$ 10,287			$ 9,418		$ 8,171		$ 9,064			$ 9,502		$ 9,753		$ 10,220			$ 10,902		$ 10,526		$ 10,203			$ 11,508		$ 11,996		$ 11,877			$ 12,181		$ 12,586		$ 13,172			$ 13,362		$ 13,561		$ 13,804			$ 14,147		$ 13,560		$ 14,328			$ 14,014		$ 14,613		$ 13,840			$ 13,490		$ 13,860		$ 12,709			$ 12,718		$ 11,617		$ 12,539			$ 12,015		$ 10,898		$ 11,680			$ 12,493		$ 11,962		$ 12,808			$ 12,501		$ 12,887		$ 13,113			$ 12,982		$ 13,767		$ 14,229				$ 13,890		$ 13,290		$ 12,905				$ 14,115		$ 14,807		$ 14,985			$ 15,621		$ 16,122		$ 15,524			$ 16,217		$ 16,547	$ 16,838		$ 17,283	$ 17,600	$ 17,251		$ 18,042	$ 17,572	$ 18,192		$ 18,061	$ 17,257	$ 17,411		$ 18,441	$ 19,237
SmartETFs Sustainable Energy II ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						MSCI World Index
Accumulated Value	$ 10,000			$ 10,307		$ 10,744		$ 10,637			$ 10,910		$ 11,273		$ 11,797			$ 11,967		$ 12,146		$ 12,363			$ 12,671		$ 12,145		$ 12,833			$ 12,552		$ 13,088		$ 12,396			$ 12,082		$ 12,414		$ 11,382			$ 11,391		$ 10,404		$ 11,230			$ 10,761		$ 9,760		$ 10,461			$ 11,189		$ 10,714		$ 11,472			$ 11,196		$ 11,542		$ 11,744			$ 11,627		$ 12,330		$ 12,744			$ 12,440		$ 11,903		$ 11,558			$ 12,641		$ 13,262		$ 13,421			$ 13,990		$ 14,440		$ 13,903			$ 14,524		$ 14,820		$ 15,081				$ 15,480		$ 15,763		$ 15,450				$ 16,159		$ 15,738		$ 16,294			$ 16,176		$ 15,456		$ 15,594			$ 16,517		$ 17,229
SmartETFs Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																									MSCI AC Pacific Ex-Japan Index
Accumulated Value			10,000							8,260							8,731							8,928							8,946							9,842							9,382							10,551							11,239							11,938							12,846							12,843							12,351							12,183							10,982								$ 12,287								$ 12,375							11,899							13,212						10,603				12,538				13,666				16,255			16,658	17,277	15,436	15,305	14,356	12,901	10,923	12,435	13,149	12,770	12,212	13,080	13,253	13,972	15,562	14,405	14,697	$ 16,696
SmartETFs Dividend Builder ETF | MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																									MSCI World Index
Accumulated Value			$ 10,000							$ 9,155							$ 9,659							$ 9,625							$ 9,722							$ 10,195							$ 10,384							$ 11,046							$ 11,491							$ 12,047							$ 12,710							$ 12,547							$ 12,765							$ 13,401							$ 11,603							$ 13,051								$ 13,573								$ 13,646							$ 14,814						$ 11,695				$ 13,959				$ 15,066				$ 17,169			$ 18,014	$ 19,409	$ 19,408	$ 20,915	$ 19,837	$ 16,627	$ 15,598	$ 17,121	$ 18,444	$ 19,704	$ 19,022	$ 21,193	$ 23,076	$ 23,683	$ 25,190	$ 25,151	$ 24,700	$ 27,533